Schedule of Roll Forward of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Deferred financing costs, beginning balance	$ 1,061	$ 942
Additions	223	119
Disposals	(449)
Deferred financing costs, ending balance	835	1,061
Less accumulated amortization	(468)	(694)
Deferred financing costs, net	$ 367	$ 367